Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Equity Warrants

As of September 30, 2025, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
52	August 28, 2026	14,700
11	March 12, 2027	14,700
292	March 24, 2028	1,646
236,543	August 25, 2030	6.62
236,898		12.54

As of December 31, 2024, the following equity warrants were outstanding:

Outstanding	Expiry date	Weighted average exercise price ($)
179	August 28, 2026	4,200.00
72	March 12, 2027	4,200.00
138,485	October 30, 2029	78.40
1,021	March 24, 2028	470.40
139,978		88.67

Schedule of Stock Options

The continuity of stock options for the nine months ended September 30, 2025, and December 31, 2024, is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2023	311	8362.45
Granted	18	7548.66
Forfeited	(116)	8500.21
Outstanding, December 31, 2024	213	8,215.36
Granted	-	-
Forfeited/Cancelled	(72)	(8,167.52)
Exercised	-	-
Outstanding, September 30, 2025	141	8,239.86

The continuity of stock options for the years ended December 31, 2024 and 2023 is summarized below:

	Number of stock options	Weighted average exercise price
Outstanding, December 31, 2022	976	1,512.00
Granted	167	7,000.00
Forfeited	(10)	840.00
Exercised	(45)	840.00
Outstanding, December 31, 2023	1,088	2,389.27
Granted	66	2,156.76
Forfeited	(407)	2,428.63
Outstanding, December 31, 2024	747	2,347.25

Schedule of Right to Purchase One Common Stock Option Held

As of September 30, 2025, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
82	82	08-Feb-31	2,940
7	7	27-Feb-31	2,940
4	3	30-Sep-32	6,566
16	12	30-Sep-32	24,500
16	10	1-May-33	24,500
16	6	5-Mar-24	4,900
141	120		8,239.86

As of December 31, 2024, the following options were outstanding, entitling the holders thereof the right to purchase one common stock for each option held as follows:

Outstanding	Vested	Expiry date	Weighted average exercise price ($)
459	450	February 8, 2031	840
25	25	February 27, 2031	840
4	2	April 25, 2032	840
11	7	June 1, 2032	1,876
11	6	September 30, 2032	1,876
57	32	September 30, 2032	7,000
7	4	October 15, 2032	1,876
4	2	November 1, 2032	7,000
7	3	February 1, 2033	7,000
36	14	April 16, 2033	7,000
57	24	May 1, 2033	7,000
7	3	June 27, 2033	7,000
1	-	July 1, 2033	7,000
4	-	February 12, 2034	7,000
57	-	March 5, 2024	1,400
747	572		2,347.25

Schedule of Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model:

	December 31, 2024	December 31, 2023
Risk-free interest rate	3.95% - 4.19%	3.39% - 3.86%
Expected life	10 years	10 years
Expected dividend rate	0.00%	0.00%
Expected volatility	100%	100%
Forfeiture rate	0.00%	0.00%